Barclays PLC (the Parent company) - Total assets and liabilities (Details) € in Millions, £ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Loans and advances to subsidiaries
Loans and advances at amortised cost		£ 342,747			£ 353,292
Subordinated liabilities and debt securities in issue
Issuance of subordinated liabilities		1,523			1,477	£ 1,890
Subordinated liabilities		10,494			11,423	12,759
Debt securities in issue		96,825			112,881
Financial assets and liabilities designated at fair value
Financial liabilities designated at fair value		297,539			271,637
Financial assets at fair value through the income statement		206,651			213,568
Derivative financial instruments
Derivative financial liabilities		250,044			289,620
Barclays PLC
Investment in subsidiaries
Investment in subsidiaries		64,461			64,544
(Decrease) increase through change in equity of subsidiaries		83
Loans and advances to subsidiaries
Loans and advances at amortised cost		18,926			23,628
Repayment of advances and loans made to related parties	[1]	(2,587)			(5,087)	(6,118)
Foreign exchange loss		847
Subordinated liabilities and debt securities in issue
Issuance of subordinated liabilities		(764)			1,000	1,579
Subordinated liabilities		10,018			11,230
Debt securities in issue		18,308			24,086
Conversion of convertible instruments		4,931
Financial assets and liabilities designated at fair value
Financial liabilities designated at fair value		31,832			22,971
Net increase in debt securities in issue	[2]	3,585			4,813	£ 4,939
Financial assets at fair value through the income statement		35,787			28,930
Difference between the financial liabilities' carrying amount and the contractual amount on maturity		1,838			2,100
Derivative financial instruments
Decrease in derivative financial liabilities		195
Derivative financial liabilities		711			906
Barclays PLC | Senior Notes | Callable | Fixed-to-floating interest rate
Financial assets and liabilities designated at fair value
Net increase in debt securities in issue | $			$ 8,200
Barclays PLC | Senior Notes | Callable | Fixed interest rate
Financial assets and liabilities designated at fair value
Net increase in debt securities in issue		2,000		€ 1,250
Barclays PLC | Senior Notes | Callable | Floating interest rate
Financial assets and liabilities designated at fair value
Net increase in debt securities in issue | $			300
Barclays PLC | Barclays Bank PLC
Investment in subsidiaries
Investment in subsidiaries		36,340			36,340
(Decrease) increase through change in equity of subsidiaries		(50)
Barclays PLC | Barclays Bank PLC | AT1 Securities
Investment in subsidiaries
Investment in subsidiaries		10,757			10,760
(Decrease) increase through change in equity of subsidiaries		133
Barclays PLC | Barclays UK
Investment in subsidiaries
Investment in subsidiaries		14,245			14,245
Loans and advances to subsidiaries
Foreign exchange loss		1,049
Barclays PLC | Barclays UK | AT1 Securities
Investment in subsidiaries
Investment in subsidiaries		2,439			£ 2,570
Barclays PLC | Subsidiaries
Loans and advances to subsidiaries
Net decrease in loans and advances to subsidiaries of the parent		4,702
Repayment of advances and loans made to related parties		4,982
Cash advances and loans made to related parties		£ 1,260
Barclays PLC | Subsidiaries | Callable | Fixed-to-floating interest rate
Subordinated liabilities and debt securities in issue
Issuance of subordinated liabilities | $			$ 1,500

[1]	Includes financial assets at fair value through the income statement
[2]	Includes financial liabilities designated at fair value.